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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/15

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 28, 2015

Investor Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
Premier Portfolio Premier U.S. Government Money Portfolio Premier Tax-Exempt Portfolio

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

21	Financial Statements

23	Notes to Financial Statements

29	Financial Highlights

30	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2015, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Investor Class data as of 2/28/15
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier	27 – 44 days	28 days	49 days	$52.8 million
Premier U.S. Government Money	33 – 51 days	43 days	84 days	18.4 million
Premier Tax-Exempt	23 – 47 days	23 days	23 days	8.5 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Investor Class shares of each Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.

2 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Against a backdrop of modest but positive economic growth, low inflation and an improving labor market, the US Federal Reserve (the Fed) continued its accommodative monetary policies. While the Fed ended its asset purchase program in November 2014, throughout the reporting period, it maintained its target policy rate in a range of between zero and 0.25%.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds. Meanwhile, slow growth and disinflation continued to be concerns globally, leading central banks in Europe and Asia to pursue aggressive monetary stimulus.

    In July 2014, the Securities and Exchange Commission (SEC) voted to approve new rules and amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. The SEC stated that these rules will include structural and operational reforms to address risks of investor runs in money market funds. It is important to note that there will be no immediate changes to money market funds due to the implementation schedule of these new rules which, in some instances, extends to October 2016.

    For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. We are dedicated to helping our clients understand the implications of these new rules for money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

    All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: US Federal Reserve

3                    AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2015

(Unaudited)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–40.45%(a)
Asset-Backed Securities — Consumer Receivables–4.89%
Barton Capital LLC(b)(c)	0.20%	06/16/15	$13,000	$13,000,000
Barton Capital LLC(b)(c)	0.20%	06/29/15	35,000	35,000,000
Barton Capital LLC(b)(c)	0.20%	07/10/15	25,000	25,000,000
Old Line Funding, LLC(b)	0.23%	04/07/15	79,000	78,981,325
Old Line Funding, LLC(b)	0.23%	05/05/15	34,000	33,985,881
Old Line Funding, LLC(b)	0.24%	05/15/15	75,000	74,962,500
Old Line Funding, LLC(b)	0.24%	06/22/15	31,000	30,976,628
Salisbury Receivables Co. LLC(b)	0.15%	03/10/15	50,000	49,998,125
Sheffield Receivables Corp.(b)	0.15%	03/11/15	19,000	18,999,208
Sheffield Receivables Corp.(b)	0.15%	03/12/15	40,000	39,998,167
Thunder Bay Funding, LLC(b)	0.23%	03/04/15	13,000	12,999,751
Thunder Bay Funding, LLC(b)	0.23%	05/05/15	25,000	24,989,618
Thunder Bay Funding, LLC(b)	0.25%	05/07/15	38,000	37,982,305
Thunder Bay Funding, LLC(b)	0.27%	06/09/15	27,200	27,179,600
				504,053,108

Asset-Backed Securities — Fully Supported–1.42%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	04/13/15	50,000	49,987,458
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.19%	05/04/15	41,000	40,986,151
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	06/22/15	31,000	30,979,566
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.22%	06/23/15	25,000	24,982,583
				146,935,758

Asset-Backed Securities — Fully Supported Bank–9.28%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)(d)	0.15%	03/11/15	18,000	17,999,280
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(b)(c)	0.15%	03/04/15	72,000	71,999,100
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(b)(c)	0.16%	03/09/15	47,000	46,998,329
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.27%	03/02/15	66,000	65,999,505
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	06/17/15	90,000	89,919,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	07/17/15	40,000	39,954,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	07/20/15	30,000	29,964,750
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.30%	06/15/15	32,100	32,071,645
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.19%	07/08/15	30,000	29,967,750
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.30%	07/17/15	20,000	19,977,000
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.17%	03/13/15	39,000	38,997,790
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.17%	03/18/15	30,000	29,997,592
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.17%	03/19/15	38,000	37,996,770
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.18%	03/23/15	16,000	15,998,240
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(d)	0.14%	03/09/15	20,000	19,999,378
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(b)(d)	0.18%	03/02/15	20,000	19,999,900
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(b)(d)	0.23%	03/09/15	25,000	24,998,722
Mountcliff Funding LLC (Multi-CEP’s)(b)(d)	0.18%	03/10/15	25,000	24,998,875
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(d)	0.15%	03/16/15	150,000	149,990,625
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(d)	0.25%	05/05/15	20,000	19,990,972
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.29%	11/10/15	45,000	44,993,697

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(b)(d)	0.17%	03/05/15	$24,000	$23,999,547
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(b)(d)	0.17%	03/13/15	20,000	19,998,867
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(b)(d)	0.17%	03/19/15	40,000	39,996,600
				956,807,934

Asset-Backed Securities — Multi-Purpose–6.69%
CAFCO, LLC(b)	0.18%	03/05/15	25,000	24,999,500
CAFCO, LLC(b)	0.18%	05/12/15	25,000	24,991,000
Chariot Funding, LLC(b)	0.21%	05/04/15	25,000	24,990,667
Chariot Funding, LLC(b)	0.21%	05/06/15	25,000	24,990,375
Chariot Funding LLC(b)	0.22%	06/02/15	25,000	24,985,792
Chariot Funding, LLC(b)	0.22%	06/03/15	20,000	19,988,511
Chariot Funding LLC(b)	0.24%	06/05/15	20,000	19,987,200
CHARTA, LLC(b)	0.18%	03/04/15	24,000	23,999,640
CHARTA, LLC(b)	0.18%	05/12/15	30,000	29,989,200
CIESCO LP(b)	0.18%	05/05/15	25,000	24,991,875
CRC Funding, LLC(b)	0.20%	03/18/15	35,000	34,996,694
Jupiter Securitization Co. LLC(b)	0.21%	03/05/15	10,000	9,999,767
Jupiter Securitization Co. LLC(b)	0.21%	04/22/15	50,000	49,984,833
Jupiter Securitization Co. LLC(b)	0.21%	05/04/15	25,000	24,990,667
Jupiter Securitization Co. LLC(b)	0.21%	06/01/15	25,000	24,986,583
Jupiter Securitization Co. LLC(b)	0.22%	06/02/15	25,000	24,985,792
Jupiter Securitization Co. LLC(b)	0.23%	06/04/15	25,000	24,984,826
Jupiter Securitization Co. LLC(b)	0.24%	06/05/15	20,000	19,987,200
Jupiter Securitization Co. LLC(b)	0.25%	06/09/15	25,000	24,982,639
Nieuw Amsterdam Receivables Corp.(b)(d)	0.18%	03/03/15	28,000	27,999,720
Nieuw Amsterdam Receivables Corp.(b)(d)	0.18%	03/05/15	32,500	32,499,350
Nieuw Amsterdam Receivables Corp.(b)(d)	0.15%	04/13/15	20,000	19,996,417
Nieuw Amsterdam Receivables Corp.(b)(d)	0.18%	05/08/15	75,000	74,974,500
Versailles Commercial Paper LLC(b)	0.22%	03/31/15	50,000	49,990,833
				689,273,581

Consumer Finance–0.22%
Toyota Motor Credit Corp.(b)(d)	0.22%	03/02/15	23,000	22,999,859

Diversified Banks–12.31%
Barclays Bank PLC(b)(c)(d)	0.50%	04/30/15	90,000	90,000,000
BNP Paribas Finance, Inc.(d)	0.22%	05/04/15	60,400	60,376,377
Commonwealth Bank of Australia(b)(c)(d)	0.22%	05/19/15	40,000	40,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.23%	06/04/15	40,000	39,999,415
DBS Bank Ltd.(b)(d)	0.19%	04/08/15	26,000	25,994,786
DBS Bank Ltd.(b)(d)	0.19%	04/13/15	25,000	24,993,729
DBS Bank Ltd.(b)(d)	0.21%	04/21/15	26,000	25,993,186
DBS Bank Ltd.(b)(d)	0.20%	06/05/15	26,000	25,986,133
Dexia Credit Local S.A.(d)	0.25%	04/09/15	13,000	12,996,479
Dexia Credit Local S.A.(d)	0.30%	04/20/15	27,000	26,988,750
Dexia Credit Local S.A.(d)	0.28%	07/02/15	25,000	24,976,510
Dexia Credit Local S.A.(d)	0.28%	07/06/15	30,000	29,970,896
Dexia Credit Local S.A.(d)	0.28%	07/06/15	24,000	23,976,293
Dexia Credit Local S.A.(d)	0.29%	07/23/15	40,000	39,953,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Mizuho Funding, LLC(b)(c)	0.20%	03/06/15	$30,000	$29,999,167
National Australia Bank Ltd.(b)(c)(d)	0.22%	05/14/15	20,000	20,000,000
PNC Bank, N.A.	0.30%	04/30/15	10,000	10,000,000
Standard Chartered Bank(b)(d)	0.05%	03/02/15	150,000	150,000,000
Standard Chartered Bank(b)(d)	0.22%	04/02/15	80,000	79,984,355
Standard Chartered Bank(b)(d)	0.23%	04/06/15	44,000	43,989,720
Standard Chartered Bank(b)(d)	0.28%	04/07/15	34,400	34,390,100
Standard Chartered Bank(b)(d)	0.21%	05/04/15	25,000	24,990,667
Standard Chartered Bank(b)(d)	0.21%	05/13/15	35,000	34,985,096
Standard Chartered Bank(b)(d)	0.25%	05/20/15	24,000	23,986,667
Sumitomo Mitsui Banking Corp.(b)(d)	0.22%	03/05/15	50,000	49,998,778
Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	04/10/15	50,000	49,986,111
Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	05/04/15	50,000	49,977,778
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.21%	03/16/15	35,000	34,996,938
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.18%	04/06/15	24,000	23,995,680
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.22%	05/11/15	52,000	51,977,438
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.22%	05/13/15	32,000	31,985,724
Toronto-Dominion Bank (USA) Inc.(b)(d)	0.11%	03/16/15	31,000	30,998,579
				1,268,448,952

Life & Health Insurance–0.15%
MetLife Short Term Funding LLC(b)	0.12%	03/17/15	16,000	15,999,147

Other Diversified Financial Services–0.61%
General Electric Capital Corp.(c)	0.22%	07/31/15	62,500	62,500,000

Regional Banks–1.73%
ASB Finance Ltd.(b)(d)	0.22%	03/02/15	16,000	15,999,902
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.16%	03/12/15	28,000	27,998,631
Banque et Caisse d’Epargne de l’Etat(d)	0.18%	03/23/15	22,000	21,997,580
Banque et Caisse d’Epargne de l’Etat(d)	0.15%	04/02/15	21,000	20,997,200
Landesbank Hessen-Thuringen Girozentrale(b)(d)	0.18%	03/09/15	20,000	19,999,200
Macquarie Bank Ltd.(b)(d)	0.25%	04/07/15	34,000	33,991,264
Macquarie Bank Ltd.(b)(d)	0.27%	04/10/15	26,000	25,992,200
Macquarie Bank Ltd.(b)(d)	0.26%	05/08/15	11,000	10,994,597
				177,970,574

Soft Drinks–0.98%
Coca-Cola Co. (The)(b)	0.20%	03/10/15	26,000	25,998,700
Coca-Cola Co. (The)(b)	0.19%	05/07/15	25,000	24,991,160
Coca-Cola Co. (The)(b)	0.17%	06/19/15	25,000	24,987,014
Coca-Cola Co. (The)(b)	0.20%	07/20/15	25,000	24,980,417
				100,957,291

Specialized Finance–1.72%
Caisse des Depots et Consignations(b)(d)	0.19%	03/09/15	33,000	32,998,607
Caisse des Depots et Consignations(b)(d)	0.20%	03/11/15	30,000	29,998,333
Caisse des Depots et Consignations(b)(d)	0.19%	05/20/15	32,000	31,987,556
CDP Financial Inc.(b)(d)	0.19%	03/02/15	15,000	14,999,920
CDP Financial Inc.(b)(d)	0.19%	04/13/15	47,500	47,489,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–(continued)
CDP Financial Inc.(b)(d)	0.23%	06/01/15	$20,000	$19,988,244
				177,461,880

Thrifts & Mortgage Finance–0.45%
Nationwide Building Society(b)(d)	0.21%	03/09/15	26,000	25,998,787
Nationwide Building Society(b)(d)	0.22%	03/16/15	20,000	19,997,833
				45,996,620
Total Commercial Paper (Cost $4,169,404,704)				4,169,404,704

Certificates of Deposit–32.62%
Australia & New Zealand Banking Group, Ltd.(c)(d)	0.20%	08/03/15	27,000	27,000,000
Bank of Montreal(d)	0.18%	03/04/15	95,000	95,000,000
Bank of Montreal(d)	0.23%	05/14/15	26,000	26,000,000
Bank of Montreal(d)	0.21%	05/15/15	30,000	30,000,000
Bank of Montreal(d)	0.21%	05/26/15	60,000	60,000,000
Bank of Nova Scotia(c)(d)	0.35%	04/02/15	50,000	50,000,000
Bank of Nova Scotia(c)(d)	0.38%	02/26/16	42,000	42,000,000
Bank of Scotland(d)	0.05%	03/02/15	300,000	300,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.12%	03/04/15	60,000	60,000,000
Barclays Bank PLC(c)(d)	0.15%	03/02/15	100,000	100,000,000
BNP Paribas S.A.(d)	0.25%	03/12/15	37,000	37,000,678
Credit Agricole Corporate & Investment Bank(d)	0.06%	03/02/15	393,000	393,000,000
Credit Industriel et Commercial(d)	0.13%	03/02/15	36,000	36,000,000
Credit Industriel et Commercial(d)	0.12%	03/03/15	128,000	128,000,000
DNB Bank ASA(d)	0.05%	03/02/15	92,000	92,000,000
DNB Bank ASA(d)	0.12%	03/03/15	47,000	47,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.26%	03/10/15	36,000	36,000,808
Mitsubishi UFJ Trust & Banking Corp.(d)	0.24%	05/05/15	26,000	26,000,000
Mizuho Bank Ltd.(d)	0.20%	03/20/15	50,000	50,000,000
Mizuho Bank Ltd.(d)	0.24%	05/05/15	28,000	28,000,000
Mizuho Bank Ltd.(d)	0.26%	05/15/15	25,000	25,000,488
Mizuho Bank Ltd.(d)	0.24%	05/18/15	25,000	24,999,458
Natixis(c)(d)	0.32%	05/04/15	130,000	130,000,000
Nordea Bank Finland PLC(d)	0.17%	03/02/15	28,000	28,000,000
Nordea Bank Finland PLC(d)	0.15%	03/09/15	20,000	20,000,000
Nordea Bank Finland PLC(d)	0.17%	05/05/15	25,000	25,000,000
Nordea Bank Finland PLC(d)	0.17%	05/13/15	19,000	18,993,450
Nordea Bank Finland PLC(d)	0.17%	05/26/15	40,000	40,000,000
Norinchukin Bank (The)(d)	0.19%	04/17/15	50,000	50,000,000
Norinchukin Bank (The)(d)	0.23%	05/05/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.23%	05/14/15	26,000	26,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/06/15	25,000	24,999,750
Oversea-Chinese Banking Corp. Ltd.(d)	0.15%	04/13/15	30,000	30,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/20/15	20,000	20,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.20%	06/18/15	30,000	30,000,000
Royal Bank of Canada(c)(d)	0.38%	03/03/16	100,000	100,000,000
Skandinaviska Enskilda Banken AB(d)	0.05%	03/02/15	300,000	300,000,000
Sumitomo Mitsui Banking Corp.(d)	0.11%	03/03/15	26,500	26,500,000
Sumitomo Mitsui Banking Corp.(d)	0.19%	03/09/15	36,000	36,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Sumitomo Mitsui Banking Corp.(d)	0.23%	05/04/15	$20,000	$20,000,000
Sumitomo Mitsui Banking Corp.(d)	0.24%	05/07/15	26,000	26,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.18%	04/06/15	25,000	25,000,000
Svenska Handelsbanken AB(d)	0.04%	03/02/15	200,000	200,000,000
Swedbank AB(d)	0.10%	03/04/15	87,000	87,000,000
Toronto-Dominion Bank (The)(d)	0.15%	03/05/15	30,000	30,000,000
Toronto-Dominion Bank (The)(d)	0.13%	03/09/15	46,000	46,000,000
Toronto-Dominion Bank (The)(d)	0.12%	03/09/15	36,000	36,000,000
Toronto-Dominion Bank (The)(d)	0.13%	03/12/15	27,000	27,000,000
Toronto-Dominion Bank (The)(d)	0.13%	03/17/15	27,000	27,000,000
Toronto-Dominion Bank (The)(d)	0.19%	04/08/15	25,000	25,000,000
Toronto-Dominion Bank (The)(d)	0.19%	04/13/15	18,000	18,000,000
Toronto-Dominion Bank (The)(d)	0.19%	05/11/15	21,000	21,000,000
Wells Fargo Bank, N.A.(c)	0.22%	03/09/15	80,000	80,000,417
Wells Fargo Bank, N.A.(c)	0.22%	03/16/15	50,000	50,000,984
Total Certificates of Deposit (Cost $3,361,496,033)				3,361,496,033

Variable Rate Demand Notes–4.64%(e)
Credit Enhanced–4.64%
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/33	2,400	2,400,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/38	21,000	21,000,000
California Infrastructure & Economic Development Bank; Series 2009 C, Pacific Gas & Electric Co., Ref. VRD RB (LOC–Sumitomo Mitsui Banking)(d)(f)	0.01%	12/01/16	7,850	7,850,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(c)(f)	0.01%	12/31/47	52,205	52,205,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/33	1,900	1,900,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/37	25,875	25,875,000
Coshocton (County of) (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	03/01/19	1,300	1,300,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.03%	07/01/37	7,100	7,100,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(d)(f)	0.12%	03/01/21	4,700	4,700,000
Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.02%	06/01/40	275	275,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	2,900	2,900,000
Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	07/01/35	17,600	17,600,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	06/01/37	7,975	7,975,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/24	3,000	3,000,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.01%	09/01/48	8,000	8,000,000
Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/24	3,000	3,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	$2,820	$2,820,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/38	18,234	18,234,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/15/35	13,300	13,300,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/29	4,150	4,150,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	10/01/33	9,900	9,900,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/26	8,500	8,500,000
New York (State of) Dormitory Authority (The New York Public Library); Series 1999, Ref. VRD RB (LOC–TD Bank N.A.)(f)	0.01%	07/01/28	20,670	20,670,000
New York (State of) Housing Finance Agency (8 East 102nd Street Housing); Series 2010 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	05/01/44	76,790	76,790,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	05/01/45	45,100	45,100,000
Oregon (State of) Facilities Authority (Peace Health); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank N.A.)(f)	0.01%	08/01/34	61,875	61,875,000
Palm Beach (County of) Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.01%	07/01/32	12,260	12,260,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/01/31	5,405	5,405,000
Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	01/01/27	4,550	4,550,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/43	13,000	13,000,000
Total Variable Rate Demand Notes (Cost $478,479,000)				478,479,000

Notes–4.21%
Barclays Bank PLC Sec. Floating Rate Medium-Term Global Notes(b)(c)(d)	0.49%	03/13/15	35,000	35,000,000
Barclays Bank PLC Sec. Floating Rate Notes(b)(c)(d)	0.51%	07/01/15	30,000	30,000,000
Commonwealth Bank of Australia, Sr. Unsec. Notes(b)(d)	3.50%	03/19/15	20,000	20,032,136
National Australia Bank Ltd. Sr. Unsec. Medium-Term Global Notes(d)	2.00%	03/09/15	14,000	14,005,536
Royal Bank of Canada, Sr. Unsec. Floating Rate Notes(b)(c)(d)	0.41%	03/01/16	100,000	100,000,334
Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate Medium-Term Notes(c)	0.37%	03/18/16	60,000	60,000,000
Wells Fargo Bank, N.A., Unsec. Floating Rate Medium-Term Notes(c)	0.37%	03/18/16	100,000	100,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.47%	03/04/16	75,000	75,000,000
Total Notes (Cost $434,038,006)				434,038,006
TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.92% (Cost $8,443,417,743)				8,443,417,743

			Repurchase Amount
Repurchase Agreements–18.07%(g)
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,076; 0%-8.88%, 05/31/15-05/15/41)	0.06%	03/02/15	200,001,000	200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	200,303,489	200,302,487
Credit Suisse Securities (USA) LLC, Term agreement dated 02/25/15, maturing value of $100,006,222 (collateralized by Agency Mortgage-backed securities valued at $102,000,118; 0.36%-1.12%, 10/16/46-10/16/53)(d)(h)	0.32%	03/04/15	100,006,222	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Agency Mortgage-backed securities valued at $163,200,078; 0%-4.50%, 07/16/29-10/16/53)(d)(i)	0.57%	—	$—	$160,000,000
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,002,447; 0.88%-5.13%, 09/28/16-10/02/19)	0.07%	03/02/15	150,000,875	150,000,000
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,003,333 (collateralized by Agency Mortgage-backed securities valued at $510,001,489; 1.89%-4.00%, 02/15/38-10/01/43)	0.08%	03/02/15	200,001,333	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $122,097,159 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities, Domestic Non-Agency Mortgage-backed securities & Domestic and Foreign Corporate obligations valued at $128,407,900; 0%-5.80%, 04/01/16-12/10/49)(h)	0.47%	04/27/15	122,097,159	122,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $160,087,822 (collateralized by Domestic and Foreign Non-Agency Asset-backed security, Domestic Non-Agency Mortgage-backed securities & Domestic Corporate obligations valued at $176,000,000; 0%-36.47%, 07/01/15-02/10/51)	0.52%	04/06/15	160,087,822	160,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/28/15, aggregate maturing value of $200,040,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,000; 2.19%-5.00%, 11/01/27-02/01/45)(h)	0.08%	04/28/15	50,010,000	50,000,000
RBC Capital Markets Corp., Term agreement dated 01/05/15, maturing value of $100,068,250 (collateralized by Agency Mortgage-backed securities valued at $102,000,000; 0%-32.06%, 09/15/26-02/25/45)(d)(h)	0.27%	04/06/15	100,068,250	100,000,000
RBC Capital Markets Corp., Term agreement dated 12/09/14, maturing value of $120,078,000 (collateralized by Domestic and Foreign Corporate obligations valued at $126,000,000; 0%-10.20%, 04/14/15-01/22/2114)(d)(h)	0.26%	03/09/15	120,078,000	120,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $350,002,333 (collateralized by Agency Mortgage-backed securities valued at $357,000,001; 3.00%-3.50%, 12/01/41-09/01/42)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $550,003,667 (collateralized by Agency Mortgage-backed securities valued at $561,000,001; 0.84%-8.50%, 01/25/18-03/01/45)	0.08%	03/02/15	200,001,333	200,000,000
Total Repurchase Agreements (Cost $1,862,302,487)				1,862,302,487
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $10,305,720,230)				10,305,720,230
OTHER ASSETS LESS LIABILITIES–0.01%				1,487,733
NET ASSETS–100.00%				$10,307,207,963

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $13,840,867,603, which represented 37.26% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.3%; Japan: 10.6%; Canada: 10.5%; France 9.8%; Switzerland 7.0% other countries less than 5% each: 14.7%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1H.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are predetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	44.1%
8-30	13.7
31-60	11.7
61-90	15.2
91-180	10.7
181+	4.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2015

(Unaudited)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–66.37%
Federal Farm Credit Bank (FFCB)–13.25%
Disc. Notes(a)	0.11%	04/14/15	$20,000	$19,997,311
Disc. Notes(a)	0.12%	05/19/15	10,000	9,997,367
Disc. Notes(a)	0.10%	06/04/15	20,000	19,994,722
Disc. Notes(a)	0.10%	06/18/15	5,000	4,998,486
Disc. Notes(a)	0.11%	07/20/15	25,000	24,989,229
Unsec. Bonds(b)	0.20%	06/26/15	18,900	18,904,345
Unsec. Bonds(b)	0.13%	10/08/15	25,000	24,999,210
Unsec. Bonds(b)	0.14%	12/09/15	75,000	74,993,997
Unsec. Bonds(b)	0.14%	04/21/16	15,000	14,999,206
				213,873,873

Federal Home Loan Bank (FHLB)–25.06%
Unsec. Disc. Notes(a)	0.11%	03/11/15	10,000	9,999,708
Unsec. Disc. Notes(a)	0.09%	03/13/15	5,200	5,199,844
Unsec. Disc. Notes(a)	0.09%	03/18/15	11,400	11,399,516
Unsec. Disc. Notes(a)	0.10%	03/25/15	10,930	10,929,271
Unsec. Disc. Notes(a)	0.04%	03/27/15	4,294	4,293,953
Unsec. Disc. Notes(a)	0.10%	04/06/15	4,090	4,089,611
Unsec. Disc. Notes(a)	0.10%	04/17/15	6,609	6,608,137
Unsec. Disc. Notes(a)	0.09%	04/29/15	11,730	11,728,270
Unsec. Disc. Notes(a)	0.10%	04/29/15	2,200	2,199,639
Unsec. Disc. Notes(a)	0.11%	04/29/15	1,600	1,599,712
Unsec. Disc. Notes(a)	0.10%	05/01/15	13,871	13,868,767
Unsec. Disc. Notes(a)	0.11%	05/05/15	50,00	49,990,069
Unsec. Disc. Notes(a)	0.12%	05/05/15	4,500	4,499,025
Unsec. Disc. Notes(a)	0.10%	05/06/15	22,200	22,195,897
Unsec. Disc. Notes(a)	0.11%	05/13/15	14,000	13,997,019
Unsec. Disc. Notes(a)	0.11%	05/20/15	4,800	4,798,827
Unsec. Disc. Notes(a)	0.09%	05/21/15	5,500	5,498,886
Unsec. Disc. Notes(a)	0.16%	05/21/15	8,500	8,497,036
Unsec. Disc. Notes(a)	0.15%	05/27/15	5,800	5,797,951
Unsec. Disc. Notes(a)	0.12%	06/01/15	10,000	9,996,933
Unsec. Disc. Notes(a)	0.15%	07/17/15	10,000	9,994,442
Unsec. Disc. Notes(a)	0.13%	07/31/15	20,000	19,988,811
Unsec. Disc. Notes(a)	0.13%	08/05/15	25,000	24,985,390
Unsec. Disc. Notes(a)	0.14%	08/21/15	25,000	24,983,181
Unsec. Global Bonds(b)	0.12%	05/21/15	14,000	13,999,796
Unsec. Global Bonds(b)	0.20%	08/19/15	10,000	9,999,051
Unsec. Global Bonds(b)	0.13%	09/08/15	25,000	24,998,015
Unsec. Global Bonds(b)	0.14%	09/17/15	11,000	11,000,196
Unsec. Global Bonds(b)	0.14%	09/28/15	11,000	11,000,349
Unsec. Global Bonds(b)	0.15%	10/09/15	16,500	16,501,833
Unsec. Global Bonds(b)	0.14%	12/15/15	30,000	29,999,359
				404,638,494

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Int erest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–11.33%
Unsec. Disc. Notes(a)	0.11%	03/17/15	$12,800	$12,799,403
Unsec. Disc. Notes(a)	0.06%	03/25/15	1,700	1,699,938
Unsec. Disc. Notes(a)	0.07%	04/02/15	15,000	14,999,067
Unsec. Disc. Notes(a)	0.10%	04/06/15	3,190	3,189,697
Unsec. Disc. Notes(a)	0.06%	04/13/15	10,000	9,999,247
Unsec. Disc. Notes(a)	0.10%	04/15/15	4,985	4,984,377
Unsec. Disc. Notes(a)	0.10%	04/27/15	4,900	4,899,224
Unsec. Disc. Notes(a)	0.11%	05/05/15	3,800	3,799,279
Unsec. Disc. Notes(a)	0.12%	05/06/15	3,200	3,199,296
Unsec. Disc. Notes(a)	0.10%	05/18/15	20,000	19,995,667
Unsec. Disc. Notes(a)	0.12%	05/18/15	4,684	4,682,782
Unsec. Disc. Notes(a)	0.12%	06/10/15	2,000	1,999,327
Unsec. Disc. Notes(a)	0.12%	06/11/15	1,500	1,499,490
Unsec. Disc. Notes(a)	0.12%	06/16/15	2,950	2,948,948
Unsec. Disc. Notes(a)	0.10%	07/07/15	2,100	2,099,253
Unsec. Disc. Notes(a)	0.10%	07/21/15	15,000	14,994,083
Unsec. Disc. Notes(a)	0.13%	07/27/15	15,000	14,992,107
Unsec. Disc. Notes(a)	0.13%	08/18/15	1,900	1,898,878
Unsec. Global Notes(b)	0.16%	07/16/15	25,000	25,002,916
Unsec. Global Notes(b)	0.13%	02/18/16	15,000	14,997,781
Series M006, Class A, Taxable VRD MFH Ctfs.(c)	0.24%	10/15/45	18,322	18,322,499
				183,003,259

Federal National Mortgage Association (FNMA)–15.70%
Unsec. Disc. Notes(a)	0.06%	03/16/15	15,000	14,999,656
Unsec. Disc. Notes(a)	0.06%	03/25/15	17,857	17,856,321
Unsec. Disc. Notes(a)	0.07%	04/08/15	15,900	15,898,825
Unsec. Disc. Notes(a)	0.10%	04/15/15	7,000	6,999,125
Unsec. Disc. Notes(a)	0.07%	04/27/15	10,000	9,998,892
Unsec. Disc. Notes(a)	0.11%	04/27/15	9,600	9,598,328
Unsec. Disc. Notes(a)	0.10%	04/29/15	4,797	4,796,214
Unsec. Disc. Notes(a)	0.10%	05/01/15	10,750	10,748,178
Unsec. Disc. Notes(a)	0.11%	05/18/15	36,500	36,491,480
Unsec. Disc. Notes(a)	0.10%	05/22/15	25,000	24,994,305
Unsec. Disc. Notes(a)	0.10%	06/01/15	4,752	4,750,543
Unsec. Disc. Notes(a)	0.11%	06/02/15	25,000	24,993,219
Unsec. Disc. Notes(a)	0.14%	06/10/15	7,143	7,140,194
Unsec. Disc. Notes(a)	0.16%	07/01/15	3,200	3,198,319
Unsec. Disc. Notes(a)	0.10%	07/02/15	11,000	10,996,242
Unsec. Disc. Notes(a)	0.10%	07/03/15	50,000	49,982,778
				253,442,619

Overseas Private Investment Corp. (OPIC)–1.03%
Unsec. Gtd. VRD COP Bonds(c)	0.11%	12/15/19	16,560	16,560,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–66.37% (Cost $1,071,518,245)				1,071,518,245

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–33.63%(d)
Citigroup Global Markets Inc., Joint term agreement dated 02/03/15, aggregate maturing value of $250,020,903 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,426; 0%-6.25%, 06/23/15-07/15/32)(e)	0.07%	03/18/15	$50,004,181	$50,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	142,992,095	142,991,380
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,057; 0.13%-3.63%, 11/30/15-02/15/44)	0.07%	03/02/15	200,001,167	200,000,000
Goldman, Sachs & Co., Term Agreement dated 02/26/15, maturing value of $100,004,861 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,001; 0.38%-2.50%, 08/28/15-12/27/22)(e)	0.05%	04/02/15	100,004,861	100,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 02/25/15, aggregate maturing value of $350,002,722 (collateralized by U.S. Government sponsored agency obligations & U.S. Treasury securities valued at $357,000,000; 0%-10.70%, 04/15/15-11/15/35)(e)	0.04%	03/04/15	50,000,389	50,000,000
Total Repurchase Agreements (Cost $542,991,380)				542,991,380
TOTAL INVESTMENTS(f)–100% (Cost $1,614,509,625)				1,614,509,625
OTHER ASSETS LESS LIABILITIES–0.00%				46,303
NET ASSETS–100.00%				$1,614,555,928

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
MFH	– Multi-Family Housing
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(d)	Principal amount equals value at period end. See Note 1H.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	34.8%
8-30	6.5
31-60	6.9
61-90	17.2
91-180	20.8
181+	13.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2015

(Unaudited)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.50%
Alabama–2.03%
Auburn University; Series 2012 A, General Fee RB	4.00%	06/01/15	$240	$242,318
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.02%	05/01/41	480	480,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.04%	07/01/40	2,000	2,000,000
				2,722,318

Arizona–2.50%
Sierra Vista (City of), Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	06/15/31	3,345	3,345,000

California–0.46%
California (State of); Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(a)(b)(c)	0.01%	05/01/40	100	100,000
Orange County Sanitation District; Series 2011 A, Ref. Wastewater RB	5.00%	08/01/15	500	510,167
				610,167

Colorado–1.42%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	02/01/31	300	300,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	07/01/34	410	410,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	06/01/30	400	400,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	04/01/24	150	150,000
Gateway Regional Metropolitan District; Series 2008, Ref. & Improvement VRD Limited Tax GO Bonds (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	12/01/37	640	640,000
				1,900,000

Connecticut–0.75%
Seymour (Town of); Connecticut; Series 2014, Unlimited Tax GO BAN	1.00%	07/30/15	1,000	1,003,453

Delaware–2.90%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/36	500	500,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	05/01/36	1,350	1,350,000
Delaware (State of) Transportation Authority; Series 2012, Sr. Transportation System RB(a)(b)	5.00%	07/01/15	2,000	2,032,371
				3,882,371

District of Columbia–0.34%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.12%	01/01/29	450	450,000

Florida–4.94%
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	10/01/21	945	945,000
Palm Beach (County of) Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	07/01/32	5,675	5,675,000
				6,620,000

Georgia–1.73%
DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	08/01/21	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	01/01/20	$200	$200,000
Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(b)(c)(e)	0.10%	08/01/27	150	150,000
Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.13%	05/01/24	500	500,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(d)(e)	0.15%	12/01/18	400	400,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	09/01/20	400	400,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	11/01/27	460	460,000
				2,310,000

Hawaii–1.70%
Maui (County of); Series 2012, Ref. Unlimited Tax GO Bonds	4.00%	06/01/15	2,250	2,271,642

Illinois–8.03%
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.12%	10/01/17	200	200,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.02%	06/01/40	2,600	2,600,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/29	420	420,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.12%	06/01/17	175	175,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	01/01/37	3,500	3,500,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	02/01/21	180	180,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	06/01/34	3,000	3,000,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris N.A.)(a)(b)(e)	0.14%	04/01/22	671	671,000
				10,746,000

Indiana–4.80%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	08/01/37	1,000	1,000,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.02%	06/01/40	2,600	2,600,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–BMO Harris, N.A.)(a)(b)(e)	0.14%	03/01/22	1,215	1,215,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–BMO Harris, N.A.)(a)(b)(e)	0.14%	11/01/18	1,430	1,430,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	10/01/19	180	180,000
				6,425,000

Iowa–0.52%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(e)	0.15%	06/01/28	700	700,000

Kentucky–6.49%
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	06/01/37	3,725	3,725,000
Louisville & Jefferson (County of), Kentucky Metro Government; Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/15	610	618,458
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/32	3,145	3,145,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/38	$1,200	$1,200,000
				8,688,458

Maryland–4.32%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/32	650	650,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/28	550	550,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.01%	07/01/41	3,875	3,875,000
Prince George (County of); Series 2011 B, Ref. GO Bonds	5.00%	09/15/15	400	410,506
University System of Maryland; Series 2012 C, Auxiliary Facility and Tuition RB	5.00%	04/01/15	300	301,210
				5,786,716

Massachusetts–4.12%
Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(e)	0.20%	05/01/16	490	490,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(a)(b)	0.16%	03/01/39	5,025	5,025,000
				5,515,000

Michigan–5.02%
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/19	1,250	1,250,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	10/15/30	2,700	2,700,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	10/15/30	1,500	1,500,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	10/15/38	1,026	1,026,000
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC–FHLB of Indianapolis)(a)(b)(e)	0.18%	07/01/32	250	250,000
				6,726,000

Minnesota–0.90%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/37	810	810,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/35	250	250,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	140	143,399
				1,203,399

Missouri–8.10%
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.03%	08/01/38	2,495	2,495,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.11%	12/01/19	300	300,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	04/15/27	100	100,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	11/15/43	3,000	3,000,000
St. Louis (City of) Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	12/01/40	1,000	1,000,000
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.02%	12/01/15	3,950	3,950,000
				10,845,000

Nevada–0.30%
Clark (County of); Series 2010 B, Sales and Excise Tax (Street and Highway) Ref. & Improvement RB	3.00%	07/01/15	400	403,830

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–0.53%
Santa Fe (City of), New Mexico Gross Receipts; Series 2010 A, Tax Ref. RB	5.00%	06/01/15	$700	$708,472

New York–2.84%
New York (State of) Housing Finance Agency, 600 West 42nd Street Housing; Series 2009 A, VRD RB (CEP–FNMA)(a)	0.03%	05/15/41	2,500	2,500,000
New York (State of) Housing Finance Agency, Manhattan West Residential Housing; Series 2014 A, VRD RB (LOC–Bank of China)(a)(b)(c)	0.10%	11/01/49	1,300	1,300,000
				3,800,000

North Carolina–3.73%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	0.13%	07/01/21	450	450,000
North Carolina (State of) Capital Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	06/01/18	780	780,000
North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	10/01/17	695	695,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	09/01/27	1,425	1,425,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(e)	0.08%	08/01/20	1,650	1,650,000
				5,000,000

Ohio–0.37%
Coshocton (County of) (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	03/01/19	490	490,000

Oklahoma–0.15%
Oklahoma City (City of); Series 2012, Ref. Unlimited Tax GO Bonds	4.00%	03/01/15	200	200,000

Oregon–0.26%
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(e)	0.08%	07/01/27	355	355,000

Pennsylvania–7.51%
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(a)(b)	0.11%	11/01/30	760	760,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/25	1,000	1,000,000
Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	11/01/26	195	195,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.03%	07/01/38	5,800	5,801,176
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.10%	12/01/25	400	400,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.16%	04/01/17	150	150,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program); Series 2001 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.10%	08/01/26	100	100,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.10%	12/01/26	425	425,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.16%	12/01/26	575	575,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.10%	08/01/26	250	250,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.10%	11/01/18	400	400,000
				10,056,176

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–0.10%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	07/01/17	$140	$140,000

Texas–6.90%
Dallas (County of); Series 2006, Combination Tax and Parking Garage Certificates Ltd. Tax GO Bonds	5.00%	08/15/15	400	408,868
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/28	300	300,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.02%	11/15/50	2,450	2,450,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.01%	07/01/33	500	500,000
Texas (State of); Series 2014, Unlimited Tax GO Notes	1.50%	08/31/15	5,400	5,436,601
Texas Tech University System; Fourteenth Series 2012 A, Ref. & Improvement Financing System RB	3.00%	08/15/15	140	141,829
				9,237,298

Utah–2.28%
Ogden (City of) Redevelopment Agency; Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.22%	12/01/27	1,060	1,060,000
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.11%	08/01/28	375	375,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.03%	09/01/32	1,000	1,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.07%	04/01/42	450	450,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	5.00%	07/01/15	160	162,588
				3,047,588

Vermont–1.42%
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	12/01/31	1,900	1,900,000

Washington–3.32%
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	11/01/32	750	750,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/20	600	600,000
				4,450,000

Wisconsin–8.72%
Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	0.12%	09/01/19	2,950	2,950,000
Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(a)	0.02%	12/02/41	3,190	3,190,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.06%	07/01/16	370	370,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/37	1,290	1,290,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	05/01/30	2,780	2,780,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.09%	07/01/35	1,100	1,100,000
				11,680,000
TOTAL INVESTMENTS(f)(g)–99.50% (Cost $133,218,888)				133,218,888
OTHER ASSETS LESS LIABILITIES–0.50%				669,194
NET ASSETS–100.00%				$133,888,082

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 12.3%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $5,795,000, which represented 4.33% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Wells Fargo Bank, N.A.	9.9%
JPMorgan Chase Bank, N.A.	9.3
U.S. Bancorp	9.1
Northern Trust Corporation	8.7
PNC Bank, N.A.	8.3
TD Bank, N.A.	8.1
Federal National Mortgage Association	7.5
Federal Home Loan Banks	6.6

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	88.9%
8-30	—
31-60	0.2
61-90	—
91-180	5.9
181+	5.0

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Assets:
Investments, at value and cost	$8,443,417,743	$1,071,518,245	$133,218,888
Repurchase agreements, at value and cost	1,862,302,487	542,991,380	—
Total investments, at value and cost	10,305,720,230	1,614,509,625	133,218,888
Cash	5,613	—	1,919,684
Receivable for:
Investments sold	200,000	—	684,052
Fund shares sold	27,862	23,651	2,069
Interest	1,487,764	66,973	132,529
Fund expenses absorbed	1,056	18,178	3,581
Investment for trustee deferred compensation and retirement plans	—	2,714	—
Total assets	10,307,442,525	1,614,621,141	135,960,803

Liabilities:
Payable for:
Investments purchased	—	—	1,900,024
Fund shares reacquired	30,470	19,266	171,839
Amount due custodian	—	31,322	—
Dividends	204,092	11,911	858
Trustee deferred compensation and retirement plans	—	2,714	—
Total liabilities	234,562	65,213	2,072,721
Net assets applicable to shares outstanding	$10,307,207,963	$1,614,555,928	$133,888,082

Net assets consist of:
Shares of beneficial interest	$10,307,124,225	$1,614,457,873	$133,890,311
Undistributed net investment income	120,451	93,278	28,522
Undistributed net realized gain (loss)	(36,713)	4,777	(30,751)
	$10,307,207,963	$1,614,555,928	$133,888,082

Net Assets:
Investor Class	$52,889,599	$18,408,451	$8,573,482
Institutional Class	$10,254,318,364	$1,596,147,477	$125,314,600

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	52,889,173	18,407,617	8,573,501
Institutional Class	10,254,237,587	1,596,078,657	125,314,874
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2015

(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Investment income:
Interest	$9,398,164	$716,064	$53,283

Expenses:
Advisory fees	11,592,214	2,056,680	162,363
Less: Fees waived and expenses reimbursed	(3,248,325)	(1,421,148)	(115,458)
Net expenses	8,343,889	635,532	46,905
Net investment income	1,054,275	80,532	6,378
Net realized gain from Investment securities	26,661	300	—
Net increase in net assets resulting from operations	$1,080,936	$80,832	$6,378

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Premier Portfolio		Premier U.S. Government Money Portfolio		Premier Tax-Exempt Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$1,054,275	$2,170,790	$80,532	$202,213	$6,378	$32,279
Net realized gain	26,661	26,062	300	420	—	—
Net increase in net assets resulting from operations	1,080,936	2,196,852	80,832	202,633	6,378	32,279

Distributions to shareholders from net investment income:
Investor Class	(6,178)	(13,745)	(865)	(2,701)	(440)	(1,801)
Institutional Class	(1,044,841)	(2,156,740)	(80,027)	(199,158)	(5,938)	(30,478)
Total distributions from net investment income	(1,051,019)	(2,170,485)	(80,892)	(201,859)	(6,378)	(32,279)

Share transactions–net:
Investor Class	(5,371,262)	(2,721,436)	(1,679,369)	(3,176,754)	(1,584,641)	860,662
Institutional Class	929,919,883	(725,423,786)	215,616,224	(35,822,221)	5,430,546	(38,787,103)
Net increase (decrease) in net assets resulting from share transactions	924,548,621	(728,145,222)	213,936,855	(38,998,975)	3,845,905	(37,926,441)
Net increase (decrease) in net assets	924,578,538	(728,118,855)	213,936,795	(38,998,201)	3,845,905	(37,926,441)

Net assets:
Beginning of year	9,382,629,425	10,110,748,280	1,400,619,133	1,439,617,334	130,042,177	167,968,618
End of year *	$10,307,207,963	$9,382,629,425	$1,614,555,928	$1,400,619,133	$133,888,082	$130,042,177
* Includes accumulated undistributed net investment income	$120,451	$117,195	$93,278	$93,638	$28,522	$28,522

Notes to Financial Statements

February 28, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and the maintenance of liquidity.

Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

For the six months ended February 28, 2015, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$3,245,820
Premier U.S. Government Money Portfolio	575,870
Premier Tax-Exempt Portfolio	—

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2015 are shown below:

	Investor Class	Institutional Class
Premier Portfolio	$15	$2,490
Premier U.S. Government Money Portfolio	10,654	834,624
Premier Tax-Exempt Portfolio	8,218	107,240

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively. Invesco and IDI do not charge the Funds any fees under these agreements.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

25                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

As of February 28, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2015, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Premier Portfolio	$43,725,499	$1,175,027	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	75,976,707	60,561,844	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2014 which expires as follows:

	Short-Term
Fund	08/31/19	Not Subject to Expiration	Total*
Premier Portfolio	$—	$63,374	$63,374
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	27,083	3,668	30,751

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

26                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Premier Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Investor Class	13,910,137	$13,910,137	28,097,935	$28,097,935
Institutional Class	17,075,810,424	17,075,810,424	32,661,374,718	32,661,374,718

Issued as reinvestment of dividends:
Investor Class	6,145	6,145	13,612	13,612
Institutional Class	253,202	253,202	713,838	713,838

Reacquired:
Investor Class	(19,287,544)	(19,287,544)	(30,832,983)	(30,832,983)
Institutional Class	(16,146,143,743)	(16,146,143,743)	(33,387,512,342)	(33,387,512,342)
Net increase (decrease) in share activity	924,548,621	$924,548,621	(728,145,222)	$(728,145,222)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 53% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

Premier U.S. Government Money Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Investor Class	14,477,735	$14,477,735	6,443,901	$6,443,901
Institutional Class	5,202,897,320	5,202,897,320	7,597,696,411	7,597,696,411

Issued as reinvestment of dividends:
Investor Class	861	861	2,687	2,687
Institutional Class	33,111	33,111	79,484	79,484

Reacquired:
Investor Class	(16,157,965)	(16,157,965)	(9,623,342)	(9,623,342)
Institutional Class	(4,987,314,207)	(4,987,314,207)	(7,633,598,116)	(7,633,598,116)
Net increase (decrease) in share activity	213,936,855	$213,936,855	(38,998,975)	$(38,998,975)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 80% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information—(continued)

Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Investor Class	1,070,074	$1,070,074	5,051,069	$5,051,069
Institutional Class	108,920,760	108,920,760	275,888,102	275,888,102

Issued as reinvestment of dividends:
Investor Class	444	444	1,794	1,794
Institutional Class	4,607	4,607	23,612	23,612

Reacquired:
Investor Class	(2,655,159)	(2,655,159)	(4,192,201)	(4,192,201)
Institutional Class	(103,494,821)	(103,494,821)	(314,698,817)	(314,698,817)
Net increase (decrease) in share activity	3,845,905	$3,845,905	(37,926,441)	$(37,926,441)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Investor Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Premier Portfolio
Six months ended 02/28/15	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.01%	$52,890	0.18	%(c)	0.25	%(c)	0.02	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	58,261	0.18		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	60,982	0.18		0.25		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	66,914	0.18		0.25		0.11
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	76,601	0.20		0.25		0.08
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	80,160	0.22		0.25		0.11
Premier U.S. Government Money Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.00	18,408	0.08	(c)	0.25	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	20,088	0.07		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	23,265	0.12		0.25		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	22,736	0.11		0.25		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	25,598	0.16		0.25		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.05	26,520	0.21		0.25		0.05
Premier Tax-Exempt Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.00	8,573	0.7	(c)	0.25	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	10,158	0.10		0.25		0.01
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	9,297	0.17		0.25		0.04
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	11,025	0.22		0.25		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	11,518	0.24		0.25		0.09
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.15	16,920	0.25		0.25		0.15

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $56,128, $20,910 and $9,695 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

29                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investor Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
Premier Portfolio	$1,000.00	1,000.10	0.89	1,023.90	0.90	0.18%
Premier U.S. Government Money Portfolio	1,000.00	1,000.00	0.40	1,024.40	0.40	0.08
Premier Tax-Exempt Portfolio	1,000.00	1,000.00	0.35	1,024.45	0.35	0.07

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2014, through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

30                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	CM-I-TST-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2015

Institutional Class
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Premier Portfolio Premier U.S. Government Money Portfolio Premier Tax-Exempt Portfolio

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

21	Financial Statements

23	Notes to Financial Statements

29	Financial Highlights

30	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2015, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/28/15

FUND		WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period		At Reporting Period End	At Reporting Period End
Premier	27 - 44 days		28 days	49 days	$10.2 billion
Premier U.S. Government Money	33 - 51 days		43 days	84 days	1.5 billion
Premier Tax-Exempt	23 - 47 days		23 days	23 days	125.3 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Against a backdrop of modest but positive economic growth, low inflation and an improving labor market, the US Federal Reserve (the Fed) continued its accommodative monetary policies. While the Fed ended its asset purchase program in November 2014, throughout the reporting period, it maintained its target policy rate in a range of between zero and 0.25%.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds. Meanwhile, slow growth and disinflation continued to be concerns globally, leading central banks in Europe and Asia to pursue aggressive monetary stimulus.

In July 2014, the Securities and Exchange Commission (SEC) voted to approve new rules and amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. The SEC stated that these rules will include structural and operational reforms to address risks of investor runs in money market funds. It is important to note that there will be no immediate changes to money market funds due to the implementation schedule of these new rules which, in some instances, extends to October 2016.

For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. We are dedicated to helping our clients understand the implications of these new rules for money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1 Source: US Federal Reserve

3 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2015

(Unaudited)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–40.45%(a)
Asset-Backed Securities — Consumer Receivables–4.89%
Barton Capital LLC(b)(c)	0.20%	06/16/15	$13,000	$13,000,000
Barton Capital LLC(b)(c)	0.20%	06/29/15	35,000	35,000,000
Barton Capital LLC(b)(c)	0.20%	07/10/15	25,000	25,000,000
Old Line Funding, LLC(b)	0.23%	04/07/15	79,000	78,981,325
Old Line Funding, LLC(b)	0.23%	05/05/15	34,000	33,985,881
Old Line Funding, LLC(b)	0.24%	05/15/15	75,000	74,962,500
Old Line Funding, LLC(b)	0.24%	06/22/15	31,000	30,976,628
Salisbury Receivables Co. LLC(b)	0.15%	03/10/15	50,000	49,998,125
Sheffield Receivables Corp.(b)	0.15%	03/11/15	19,000	18,999,208
Sheffield Receivables Corp.(b)	0.15%	03/12/15	40,000	39,998,167
Thunder Bay Funding, LLC(b)	0.23%	03/04/15	13,000	12,999,751
Thunder Bay Funding, LLC(b)	0.23%	05/05/15	25,000	24,989,618
Thunder Bay Funding, LLC(b)	0.25%	05/07/15	38,000	37,982,305
Thunder Bay Funding, LLC(b)	0.27%	06/09/15	27,200	27,179,600
				504,053,108

Asset-Backed Securities — Fully Supported–1.42%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	04/13/15	50,000	49,987,458
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.19%	05/04/15	41,000	40,986,151
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	06/22/15	31,000	30,979,566
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.22%	06/23/15	25,000	24,982,583
				146,935,758

Asset-Backed Securities — Fully Supported Bank–9.28%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)(d)	0.15%	03/11/15	18,000	17,999,280
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(b)(c)	0.15%	03/04/15	72,000	71,999,100
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(b)(c)	0.16%	03/09/15	47,000	46,998,329
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.27%	03/02/15	66,000	65,999,505
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	06/17/15	90,000	89,919,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	07/17/15	40,000	39,954,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.30%	07/20/15	30,000	29,964,750
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.30%	06/15/15	32,100	32,071,645
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.19%	07/08/15	30,000	29,967,750
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.30%	07/17/15	20,000	19,977,000
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.17%	03/13/15	39,000	38,997,790
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.17%	03/18/15	30,000	29,997,592
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.17%	03/19/15	38,000	37,996,770
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.18%	03/23/15	16,000	15,998,240
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(d)	0.14%	03/09/15	20,000	19,999,378
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(b)(d)	0.18%	03/02/15	20,000	19,999,900
Matchpoint Master Trust (CEP–BNP Paribas S.A.)(b)(d)	0.23%	03/09/15	25,000	24,998,722
Mountcliff Funding LLC (Multi-CEP’s)(b)(d)	0.18%	03/10/15	25,000	24,998,875
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(d)	0.15%	03/16/15	150,000	149,990,625
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(d)	0.25%	05/05/15	20,000	19,990,972
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.29%	11/10/15	45,000	44,993,697

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(b)(d)	0.17%	03/05/15	$24,000	$23,999,547
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(b)(d)	0.17%	03/13/15	20,000	19,998,867
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ Ltd. (The))(b)(d)	0.17%	03/19/15	40,000	39,996,600
				956,807,934

Asset-Backed Securities — Multi-Purpose–6.69%
CAFCO, LLC(b)	0.18%	03/05/15	25,000	24,999,500
CAFCO, LLC(b)	0.18%	05/12/15	25,000	24,991,000
Chariot Funding, LLC(b)	0.21%	05/04/15	25,000	24,990,667
Chariot Funding, LLC(b)	0.21%	05/06/15	25,000	24,990,375
Chariot Funding LLC(b)	0.22%	06/02/15	25,000	24,985,792
Chariot Funding, LLC(b)	0.22%	06/03/15	20,000	19,988,511
Chariot Funding LLC(b)	0.24%	06/05/15	20,000	19,987,200
CHARTA, LLC(b)	0.18%	03/04/15	24,000	23,999,640
CHARTA, LLC(b)	0.18%	05/12/15	30,000	29,989,200
CIESCO LP(b)	0.18%	05/05/15	25,000	24,991,875
CRC Funding, LLC(b)	0.20%	03/18/15	35,000	34,996,694
Jupiter Securitization Co. LLC(b)	0.21%	03/05/15	10,000	9,999,767
Jupiter Securitization Co. LLC(b)	0.21%	04/22/15	50,000	49,984,833
Jupiter Securitization Co. LLC(b)	0.21%	05/04/15	25,000	24,990,667
Jupiter Securitization Co. LLC(b)	0.21%	06/01/15	25,000	24,986,583
Jupiter Securitization Co. LLC(b)	0.22%	06/02/15	25,000	24,985,792
Jupiter Securitization Co. LLC(b)	0.23%	06/04/15	25,000	24,984,826
Jupiter Securitization Co. LLC(b)	0.24%	06/05/15	20,000	19,987,200
Jupiter Securitization Co. LLC(b)	0.25%	06/09/15	25,000	24,982,639
Nieuw Amsterdam Receivables Corp.(b)(d)	0.18%	03/03/15	28,000	27,999,720
Nieuw Amsterdam Receivables Corp.(b)(d)	0.18%	03/05/15	32,500	32,499,350
Nieuw Amsterdam Receivables Corp.(b)(d)	0.15%	04/13/15	20,000	19,996,417
Nieuw Amsterdam Receivables Corp.(b)(d)	0.18%	05/08/15	75,000	74,974,500
Versailles Commercial Paper LLC(b)	0.22%	03/31/15	50,000	49,990,833
				689,273,581

Consumer Finance–0.22%
Toyota Motor Credit Corp.(b)(d)	0.22%	03/02/15	23,000	22,999,859

Diversified Banks–12.31%
Barclays Bank PLC(b)(c)(d)	0.50%	04/30/15	90,000	90,000,000
BNP Paribas Finance, Inc.(d)	0.22%	05/04/15	60,400	60,376,377
Commonwealth Bank of Australia(b)(c)(d)	0.22%	05/19/15	40,000	40,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.23%	06/04/15	40,000	39,999,415
DBS Bank Ltd.(b)(d)	0.19%	04/08/15	26,000	25,994,786
DBS Bank Ltd.(b)(d)	0.19%	04/13/15	25,000	24,993,729
DBS Bank Ltd.(b)(d)	0.21%	04/21/15	26,000	25,993,186
DBS Bank Ltd.(b)(d)	0.20%	06/05/15	26,000	25,986,133
Dexia Credit Local S.A.(d)	0.25%	04/09/15	13,000	12,996,479
Dexia Credit Local S.A.(d)	0.30%	04/20/15	27,000	26,988,750
Dexia Credit Local S.A.(d)	0.28%	07/02/15	25,000	24,976,510
Dexia Credit Local S.A.(d)	0.28%	07/06/15	30,000	29,970,896
Dexia Credit Local S.A.(d)	0.28%	07/06/15	24,000	23,976,293
Dexia Credit Local S.A.(d)	0.29%	07/23/15	40,000	39,953,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Mizuho Funding, LLC(b)(c)	0.20%	03/06/15	$30,000	$29,999,167
National Australia Bank Ltd.(b)(c)(d)	0.22%	05/14/15	20,000	20,000,000
PNC Bank, N.A.	0.30%	04/30/15	10,000	10,000,000
Standard Chartered Bank(b)(d)	0.05%	03/02/15	150,000	150,000,000
Standard Chartered Bank(b)(d)	0.22%	04/02/15	80,000	79,984,355
Standard Chartered Bank(b)(d)	0.23%	04/06/15	44,000	43,989,720
Standard Chartered Bank(b)(d)	0.28%	04/07/15	34,400	34,390,100
Standard Chartered Bank(b)(d)	0.21%	05/04/15	25,000	24,990,667
Standard Chartered Bank(b)(d)	0.21%	05/13/15	35,000	34,985,096
Standard Chartered Bank(b)(d)	0.25%	05/20/15	24,000	23,986,667
Sumitomo Mitsui Banking Corp.(b)(d)	0.22%	03/05/15	50,000	49,998,778
Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	04/10/15	50,000	49,986,111
Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	05/04/15	50,000	49,977,778
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.21%	03/16/15	35,000	34,996,938
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.18%	04/06/15	24,000	23,995,680
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.22%	05/11/15	52,000	51,977,438
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.22%	05/13/15	32,000	31,985,724
Toronto-Dominion Bank (USA) Inc.(b)(d)	0.11%	03/16/15	31,000	30,998,579
				1,268,448,952

Life & Health Insurance–0.15%
MetLife Short Term Funding LLC(b)	0.12%	03/17/15	16,000	15,999,147

Other Diversified Financial Services–0.61%
General Electric Capital Corp.(c)	0.22%	07/31/15	62,500	62,500,000

Regional Banks–1.73%
ASB Finance Ltd.(b)(d)	0.22%	03/02/15	16,000	15,999,902
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.16%	03/12/15	28,000	27,998,631
Banque et Caisse d’Epargne de l’Etat(d)	0.18%	03/23/15	22,000	21,997,580
Banque et Caisse d’Epargne de l’Etat(d)	0.15%	04/02/15	21,000	20,997,200
Landesbank Hessen-Thuringen Girozentrale(b)(d)	0.18%	03/09/15	20,000	19,999,200
Macquarie Bank Ltd.(b)(d)	0.25%	04/07/15	34,000	33,991,264
Macquarie Bank Ltd.(b)(d)	0.27%	04/10/15	26,000	25,992,200
Macquarie Bank Ltd.(b)(d)	0.26%	05/08/15	11,000	10,994,597
				177,970,574

Soft Drinks–0.98%
Coca-Cola Co. (The)(b)	0.20%	03/10/15	26,000	25,998,700
Coca-Cola Co. (The)(b)	0.19%	05/07/15	25,000	24,991,160
Coca-Cola Co. (The)(b)	0.17%	06/19/15	25,000	24,987,014
Coca-Cola Co. (The)(b)	0.20%	07/20/15	25,000	24,980,417
				100,957,291

Specialized Finance–1.72%
Caisse des Depots et Consignations(b)(d)	0.19%	03/09/15	33,000	32,998,607
Caisse des Depots et Consignations(b)(d)	0.20%	03/11/15	30,000	29,998,333
Caisse des Depots et Consignations(b)(d)	0.19%	05/20/15	32,000	31,987,556
CDP Financial Inc.(b)(d)	0.19%	03/02/15	15,000	14,999,920
CDP Financial Inc.(b)(d)	0.19%	04/13/15	47,500	47,489,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–(continued)
CDP Financial Inc.(b)(d)	0.23%	06/01/15	$20,000	$19,988,244
				177,461,880

Thrifts & Mortgage Finance–0.45%
Nationwide Building Society(b)(d)	0.21%	03/09/15	26,000	25,998,787
Nationwide Building Society(b)(d)	0.22%	03/16/15	20,000	19,997,833
				45,996,620
Total Commercial Paper (Cost $4,169,404,704)				4,169,404,704

Certificates of Deposit–32.62%
Australia & New Zealand Banking Group, Ltd.(c)(d)	0.20%	08/03/15	27,000	27,000,000
Bank of Montreal(d)	0.18%	03/04/15	95,000	95,000,000
Bank of Montreal(d)	0.23%	05/14/15	26,000	26,000,000
Bank of Montreal(d)	0.21%	05/15/15	30,000	30,000,000
Bank of Montreal(d)	0.21%	05/26/15	60,000	60,000,000
Bank of Nova Scotia(c)(d)	0.35%	04/02/15	50,000	50,000,000
Bank of Nova Scotia(c)(d)	0.38%	02/26/16	42,000	42,000,000
Bank of Scotland(d)	0.05%	03/02/15	300,000	300,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.12%	03/04/15	60,000	60,000,000
Barclays Bank PLC(c)(d)	0.15%	03/02/15	100,000	100,000,000
BNP Paribas S.A.(d)	0.25%	03/12/15	37,000	37,000,678
Credit Agricole Corporate & Investment Bank(d)	0.06%	03/02/15	393,000	393,000,000
Credit Industriel et Commercial(d)	0.13%	03/02/15	36,000	36,000,000
Credit Industriel et Commercial(d)	0.12%	03/03/15	128,000	128,000,000
DNB Bank ASA(d)	0.05%	03/02/15	92,000	92,000,000
DNB Bank ASA(d)	0.12%	03/03/15	47,000	47,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.26%	03/10/15	36,000	36,000,808
Mitsubishi UFJ Trust & Banking Corp.(d)	0.24%	05/05/15	26,000	26,000,000
Mizuho Bank Ltd.(d)	0.20%	03/20/15	50,000	50,000,000
Mizuho Bank Ltd.(d)	0.24%	05/05/15	28,000	28,000,000
Mizuho Bank Ltd.(d)	0.26%	05/15/15	25,000	25,000,488
Mizuho Bank Ltd.(d)	0.24%	05/18/15	25,000	24,999,458
Natixis(c)(d)	0.32%	05/04/15	130,000	130,000,000
Nordea Bank Finland PLC(d)	0.17%	03/02/15	28,000	28,000,000
Nordea Bank Finland PLC(d)	0.15%	03/09/15	20,000	20,000,000
Nordea Bank Finland PLC(d)	0.17%	05/05/15	25,000	25,000,000
Nordea Bank Finland PLC(d)	0.17%	05/13/15	19,000	18,993,450
Nordea Bank Finland PLC(d)	0.17%	05/26/15	40,000	40,000,000
Norinchukin Bank (The)(d)	0.19%	04/17/15	50,000	50,000,000
Norinchukin Bank (The)(d)	0.23%	05/05/15	25,000	25,000,000
Norinchukin Bank (The)(d)	0.23%	05/14/15	26,000	26,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/06/15	25,000	24,999,750
Oversea-Chinese Banking Corp. Ltd.(d)	0.15%	04/13/15	30,000	30,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.17%	04/20/15	20,000	20,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.20%	06/18/15	30,000	30,000,000
Royal Bank of Canada(c)(d)	0.38%	03/03/16	100,000	100,000,000
Skandinaviska Enskilda Banken AB(d)	0.05%	03/02/15	300,000	300,000,000
Sumitomo Mitsui Banking Corp.(d)	0.11%	03/03/15	26,500	26,500,000
Sumitomo Mitsui Banking Corp.(d)	0.19%	03/09/15	36,000	36,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Sumitomo Mitsui Banking Corp.(d)	0.23%	05/04/15	$20,000	$20,000,000
Sumitomo Mitsui Banking Corp.(d)	0.24%	05/07/15	26,000	26,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.18%	04/06/15	25,000	25,000,000
Svenska Handelsbanken AB(d)	0.04%	03/02/15	200,000	200,000,000
Swedbank AB(d)	0.10%	03/04/15	87,000	87,000,000
Toronto-Dominion Bank (The)(d)	0.15%	03/05/15	30,000	30,000,000
Toronto-Dominion Bank (The)(d)	0.13%	03/09/15	46,000	46,000,000
Toronto-Dominion Bank (The)(d)	0.12%	03/09/15	36,000	36,000,000
Toronto-Dominion Bank (The)(d)	0.13%	03/12/15	27,000	27,000,000
Toronto-Dominion Bank (The)(d)	0.13%	03/17/15	27,000	27,000,000
Toronto-Dominion Bank (The)(d)	0.19%	04/08/15	25,000	25,000,000
Toronto-Dominion Bank (The)(d)	0.19%	04/13/15	18,000	18,000,000
Toronto-Dominion Bank (The)(d)	0.19%	05/11/15	21,000	21,000,000
Wells Fargo Bank, N.A.(c)	0.22%	03/09/15	80,000	80,000,417
Wells Fargo Bank, N.A.(c)	0.22%	03/16/15	50,000	50,000,984
Total Certificates of Deposit (Cost $3,361,496,033)				3,361,496,033

Variable Rate Demand Notes–4.64%(e)
Credit Enhanced–4.64%
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	10/01/33	2,400	2,400,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/01/38	21,000	21,000,000
California Infrastructure & Economic Development Bank; Series 2009 C, Pacific Gas & Electric Co., Ref. VRD RB (LOC–Sumitomo Mitsui Banking)(d)(f)	0.01%	12/01/16	7,850	7,850,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(c)(f)	0.01%	12/31/47	52,205	52,205,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.02%	09/01/33	1,900	1,900,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/37	25,875	25,875,000
Coshocton (County of) (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	03/01/19	1,300	1,300,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.03%	07/01/37	7,100	7,100,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(d)(f)	0.12%	03/01/21	4,700	4,700,000
Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.02%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.02%	06/01/40	275	275,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	01/01/16	2,900	2,900,000
Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	07/01/35	17,600	17,600,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	06/01/37	7,975	7,975,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	02/01/24	3,000	3,000,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.01%	09/01/48	8,000	8,000,000
Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	11/01/24	3,000	3,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	07/01/38	$2,820	$2,820,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/15/38	18,234	18,234,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	11/15/35	13,300	13,300,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/29	4,150	4,150,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	10/01/33	9,900	9,900,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/26	8,500	8,500,000
New York (State of) Dormitory Authority (The New York Public Library); Series 1999, Ref. VRD RB (LOC–TD Bank N.A.)(f)	0.01%	07/01/28	20,670	20,670,000
New York (State of) Housing Finance Agency (8 East 102nd Street Housing); Series 2010 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	05/01/44	76,790	76,790,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	05/01/45	45,100	45,100,000
Oregon (State of) Facilities Authority (Peace Health); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank N.A.)(f)	0.01%	08/01/34	61,875	61,875,000
Palm Beach (County of) Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.01%	07/01/32	12,260	12,260,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	10/01/31	5,405	5,405,000
Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	01/01/27	4,550	4,550,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/43	13,000	13,000,000
Total Variable Rate Demand Notes (Cost $478,479,000)				478,479,000

Notes–4.21%
Barclays Bank PLC Sec. Floating Rate Medium-Term Global Notes(b)(c)(d)	0.49%	03/13/15	35,000	35,000,000
Barclays Bank PLC Sec. Floating Rate Notes(b)(c)(d)	0.51%	07/01/15	30,000	30,000,000
Commonwealth Bank of Australia, Sr. Unsec. Notes(b)(d)	3.50%	03/19/15	20,000	20,032,136
National Australia Bank Ltd. Sr. Unsec. Medium-Term Global Notes(d)	2.00%	03/09/15	14,000	14,005,536
Royal Bank of Canada, Sr. Unsec. Floating Rate Notes(b)(c)(d)	0.41%	03/01/16	100,000	100,000,334
Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate Medium-Term Notes(c)	0.37%	03/18/16	60,000	60,000,000
Wells Fargo Bank, N.A., Unsec. Floating Rate Medium-Term Notes(c)	0.37%	03/18/16	100,000	100,000,000
Westpac Banking Corp., Sr. Unsec. Notes(b)(c)(d)	0.47%	03/04/16	75,000	75,000,000
Total Notes (Cost $434,038,006)				434,038,006
TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.92% (Cost $8,443,417,743)				8,443,417,743

			Repurchase Amount
Repurchase Agreements–18.07%(g)
BNP Paribas Securities Corp., Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,076; 0%-8.88%, 05/31/15-05/15/41)	0.06%	03/02/15	200,001,000	200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	200,303,489	200,302,487
Credit Suisse Securities (USA) LLC, Term agreement dated 02/25/15, maturing value of $100,006,222 (collateralized by Agency Mortgage-backed securities valued at $102,000,118; 0.36%-1.12%, 10/16/46-10/16/53)(d)(h)	0.32%	03/04/15	100,006,222	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Agency Mortgage-backed securities valued at $163,200,078; 0%-4.50%, 07/16/29-10/16/53)(d)(i)	0.57%	—	$—	$160,000,000
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,002,447; 0.88%-5.13%, 09/28/16-10/02/19)	0.07%	03/02/15	150,000,875	150,000,000
ING Financial Markets, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $500,003,333 (collateralized by Agency Mortgage-backed securities valued at $510,001,489; 1.89%-4.00%, 02/15/38-10/01/43)	0.08%	03/02/15	200,001,333	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/15, maturing value of $122,097,159 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities, Domestic Non-Agency Mortgage-backed securities & Domestic and Foreign Corporate obligations valued at $128,407,900; 0%-5.80%, 04/01/16-12/10/49)(h)	0.47%	04/27/15	122,097,159	122,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/27/15, maturing value of $160,087,822 (collateralized by Domestic and Foreign Non-Agency Asset-backed security, Domestic Non-Agency Mortgage-backed securities & Domestic Corporate obligations valued at $176,000,000; 0%-36.47%, 07/01/15-02/10/51)	0.52%	04/06/15	160,087,822	160,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/28/15, aggregate maturing value of $200,040,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,000; 2.19%-5.00%, 11/01/27-02/01/45)(h)	0.08%	04/28/15	50,010,000	50,000,000
RBC Capital Markets Corp., Term agreement dated 01/05/15, maturing value of $100,068,250 (collateralized by Agency Mortgage-backed securities valued at $102,000,000; 0%-32.06%, 09/15/26-02/25/45)(d)(h)	0.27%	04/06/15	100,068,250	100,000,000
RBC Capital Markets Corp., Term agreement dated 12/09/14, maturing value of $120,078,000 (collateralized by Domestic and Foreign Corporate obligations valued at $126,000,000; 0%-10.20%, 04/14/15-01/22/2114)(d)(h)	0.26%	03/09/15	120,078,000	120,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $350,002,333 (collateralized by Agency Mortgage-backed securities valued at $357,000,001; 3.00%-3.50%, 12/01/41-09/01/42)	0.08%	03/02/15	100,000,667	100,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/27/15, aggregate maturing value of $550,003,667 (collateralized by Agency Mortgage-backed securities valued at $561,000,001; 0.84%-8.50%, 01/25/18-03/01/45)	0.08%	03/02/15	200,001,333	200,000,000
Total Repurchase Agreements (Cost $1,862,302,487)				1,862,302,487
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $10,305,720,230)				10,305,720,230
OTHER ASSETS LESS LIABILITIES–0.01%				1,487,733
NET ASSETS–100.00%				$10,307,207,963

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $13,840,867,603, which represented 37.26% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.3%; Japan: 10.6%; Canada: 10.5%; France 9.8%; Switzerland 7.0% other countries less than 5% each: 14.7%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1H.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are predetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	44.1%
8-30	13.7
31-60	11.7
61-90	15.2
91-180	10.7
181+	4.6

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2015

(Unaudited)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–66.37%
Federal Farm Credit Bank (FFCB)–13.25%
Disc. Notes(a)	0.11%	04/14/15	$20,000	$19,997,311
Disc. Notes(a)	0.12%	05/19/15	10,000	9,997,367
Disc. Notes(a)	0.10%	06/04/15	20,000	19,994,722
Disc. Notes(a)	0.10%	06/18/15	5,000	4,998,486
Disc. Notes(a)	0.11%	07/20/15	25,000	24,989,229
Unsec. Bonds(b)	0.20%	06/26/15	18,900	18,904,345
Unsec. Bonds(b)	0.13%	10/08/15	25,000	24,999,210
Unsec. Bonds(b)	0.14%	12/09/15	75,000	74,993,997
Unsec. Bonds(b)	0.14%	04/21/16	15,000	14,999,206
				213,873,873

Federal Home Loan Bank (FHLB)–25.06%
Unsec. Disc. Notes(a)	0.11%	03/11/15	10,000	9,999,708
Unsec. Disc. Notes(a)	0.09%	03/13/15	5,200	5,199,844
Unsec. Disc. Notes(a)	0.09%	03/18/15	11,400	11,399,516
Unsec. Disc. Notes(a)	0.10%	03/25/15	10,930	10,929,271
Unsec. Disc. Notes(a)	0.04%	03/27/15	4,294	4,293,953
Unsec. Disc. Notes(a)	0.10%	04/06/15	4,090	4,089,611
Unsec. Disc. Notes(a)	0.10%	04/17/15	6,609	6,608,137
Unsec. Disc. Notes(a)	0.09%	04/29/15	11,730	11,728,270
Unsec. Disc. Notes(a)	0.10%	04/29/15	2,200	2,199,639
Unsec. Disc. Notes(a)	0.11%	04/29/15	1,600	1,599,712
Unsec. Disc. Notes(a)	0.10%	05/01/15	13,871	13,868,767
Unsec. Disc. Notes(a)	0.11%	05/05/15	50,00	49,990,069
Unsec. Disc. Notes(a)	0.12%	05/05/15	4,500	4,499,025
Unsec. Disc. Notes(a)	0.10%	05/06/15	22,200	22,195,897
Unsec. Disc. Notes(a)	0.11%	05/13/15	14,000	13,997,019
Unsec. Disc. Notes(a)	0.11%	05/20/15	4,800	4,798,827
Unsec. Disc. Notes(a)	0.09%	05/21/15	5,500	5,498,886
Unsec. Disc. Notes(a)	0.16%	05/21/15	8,500	8,497,036
Unsec. Disc. Notes(a)	0.15%	05/27/15	5,800	5,797,951
Unsec. Disc. Notes(a)	0.12%	06/01/15	10,000	9,996,933
Unsec. Disc. Notes(a)	0.15%	07/17/15	10,000	9,994,442
Unsec. Disc. Notes(a)	0.13%	07/31/15	20,000	19,988,811
Unsec. Disc. Notes(a)	0.13%	08/05/15	25,000	24,985,390
Unsec. Disc. Notes(a)	0.14%	08/21/15	25,000	24,983,181
Unsec. Global Bonds(b)	0.12%	05/21/15	14,000	13,999,796
Unsec. Global Bonds(b)	0.20%	08/19/15	10,000	9,999,051
Unsec. Global Bonds(b)	0.13%	09/08/15	25,000	24,998,015
Unsec. Global Bonds(b)	0.14%	09/17/15	11,000	11,000,196
Unsec. Global Bonds(b)	0.14%	09/28/15	11,000	11,000,349
Unsec. Global Bonds(b)	0.15%	10/09/15	16,500	16,501,833
Unsec. Global Bonds(b)	0.14%	12/15/15	30,000	29,999,359
				404,638,494

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Int erest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–11.33%
Unsec. Disc. Notes(a)	0.11%	03/17/15	$12,800	$12,799,403
Unsec. Disc. Notes(a)	0.06%	03/25/15	1,700	1,699,938
Unsec. Disc. Notes(a)	0.07%	04/02/15	15,000	14,999,067
Unsec. Disc. Notes(a)	0.10%	04/06/15	3,190	3,189,697
Unsec. Disc. Notes(a)	0.06%	04/13/15	10,000	9,999,247
Unsec. Disc. Notes(a)	0.10%	04/15/15	4,985	4,984,377
Unsec. Disc. Notes(a)	0.10%	04/27/15	4,900	4,899,224
Unsec. Disc. Notes(a)	0.11%	05/05/15	3,800	3,799,279
Unsec. Disc. Notes(a)	0.12%	05/06/15	3,200	3,199,296
Unsec. Disc. Notes(a)	0.10%	05/18/15	20,000	19,995,667
Unsec. Disc. Notes(a)	0.12%	05/18/15	4,684	4,682,782
Unsec. Disc. Notes(a)	0.12%	06/10/15	2,000	1,999,327
Unsec. Disc. Notes(a)	0.12%	06/11/15	1,500	1,499,490
Unsec. Disc. Notes(a)	0.12%	06/16/15	2,950	2,948,948
Unsec. Disc. Notes(a)	0.10%	07/07/15	2,100	2,099,253
Unsec. Disc. Notes(a)	0.10%	07/21/15	15,000	14,994,083
Unsec. Disc. Notes(a)	0.13%	07/27/15	15,000	14,992,107
Unsec. Disc. Notes(a)	0.13%	08/18/15	1,900	1,898,878
Unsec. Global Notes(b)	0.16%	07/16/15	25,000	25,002,916
Unsec. Global Notes(b)	0.13%	02/18/16	15,000	14,997,781
Series M006, Class A, Taxable VRD MFH Ctfs.(c)	0.24%	10/15/45	18,322	18,322,499
				183,003,259

Federal National Mortgage Association (FNMA)–15.70%
Unsec. Disc. Notes(a)	0.06%	03/16/15	15,000	14,999,656
Unsec. Disc. Notes(a)	0.06%	03/25/15	17,857	17,856,321
Unsec. Disc. Notes(a)	0.07%	04/08/15	15,900	15,898,825
Unsec. Disc. Notes(a)	0.10%	04/15/15	7,000	6,999,125
Unsec. Disc. Notes(a)	0.07%	04/27/15	10,000	9,998,892
Unsec. Disc. Notes(a)	0.11%	04/27/15	9,600	9,598,328
Unsec. Disc. Notes(a)	0.10%	04/29/15	4,797	4,796,214
Unsec. Disc. Notes(a)	0.10%	05/01/15	10,750	10,748,178
Unsec. Disc. Notes(a)	0.11%	05/18/15	36,500	36,491,480
Unsec. Disc. Notes(a)	0.10%	05/22/15	25,000	24,994,305
Unsec. Disc. Notes(a)	0.10%	06/01/15	4,752	4,750,543
Unsec. Disc. Notes(a)	0.11%	06/02/15	25,000	24,993,219
Unsec. Disc. Notes(a)	0.14%	06/10/15	7,143	7,140,194
Unsec. Disc. Notes(a)	0.16%	07/01/15	3,200	3,198,319
Unsec. Disc. Notes(a)	0.10%	07/02/15	11,000	10,996,242
Unsec. Disc. Notes(a)	0.10%	07/03/15	50,000	49,982,778
				253,442,619

Overseas Private Investment Corp. (OPIC)–1.03%
Unsec. Gtd. VRD COP Bonds(c)	0.11%	12/15/19	16,560	16,560,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–66.37% (Cost $1,071,518,245)				1,071,518,245

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–33.63%(d)
Citigroup Global Markets Inc., Joint term agreement dated 02/03/15, aggregate maturing value of $250,020,903 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,426; 0%-6.25%, 06/23/15-07/15/32)(e)	0.07%	03/18/15	$50,004,181	$50,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $1,000,005,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,007; 0.10%-2.38%, 01/31/17-02/15/25)	0.06%	03/02/15	142,992,095	142,991,380
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/27/15, aggregate maturing value of $500,002,917 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,057; 0.13%-3.63%, 11/30/15-02/15/44)	0.07%	03/02/15	200,001,167	200,000,000
Goldman, Sachs & Co., Term Agreement dated 02/26/15, maturing value of $100,004,861 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,001; 0.38%-2.50%, 08/28/15-12/27/22)(e)	0.05%	04/02/15	100,004,861	100,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 02/25/15, aggregate maturing value of $350,002,722 (collateralized by U.S. Government sponsored agency obligations & U.S. Treasury securities valued at $357,000,000; 0%-10.70%, 04/15/15-11/15/35)(e)	0.04%	03/04/15	50,000,389	50,000,000
Total Repurchase Agreements (Cost $542,991,380)				542,991,380
TOTAL INVESTMENTS(f)–100% (Cost $1,614,509,625)				1,614,509,625
OTHER ASSETS LESS LIABILITIES–0.00%				46,303
NET ASSETS–100.00%				$1,614,555,928

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
MFH	– Multi-Family Housing
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(d)	Principal amount equals value at period end. See Note 1H.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	34.8%
8-30	6.5
31-60	6.9
61-90	17.2
91-180	20.8
181+	13.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2015

(Unaudited)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.50%
Alabama–2.03%
Auburn University; Series 2012 A, General Fee RB	4.00%	06/01/15	$240	$242,318
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.02%	05/01/41	480	480,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.04%	07/01/40	2,000	2,000,000
				2,722,318

Arizona–2.50%
Sierra Vista (City of), Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	06/15/31	3,345	3,345,000

California–0.46%
California (State of); Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(a)(b)(c)	0.01%	05/01/40	100	100,000
Orange County Sanitation District; Series 2011 A, Ref. Wastewater RB	5.00%	08/01/15	500	510,167
				610,167

Colorado–1.42%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	02/01/31	300	300,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	07/01/34	410	410,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	06/01/30	400	400,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	04/01/24	150	150,000
Gateway Regional Metropolitan District; Series 2008, Ref. & Improvement VRD Limited Tax GO Bonds (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	12/01/37	640	640,000
				1,900,000

Connecticut–0.75%
Seymour (Town of); Connecticut; Series 2014, Unlimited Tax GO BAN	1.00%	07/30/15	1,000	1,003,453

Delaware–2.90%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/36	500	500,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	05/01/36	1,350	1,350,000
Delaware (State of) Transportation Authority; Series 2012, Sr. Transportation System RB(a)(b)	5.00%	07/01/15	2,000	2,032,371
				3,882,371

District of Columbia–0.34%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.12%	01/01/29	450	450,000

Florida–4.94%
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	10/01/21	945	945,000
Palm Beach (County of) Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	07/01/32	5,675	5,675,000
				6,620,000

Georgia–1.73%
DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	08/01/21	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	01/01/20	$200	$200,000
Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(b)(c)(e)	0.10%	08/01/27	150	150,000
Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.13%	05/01/24	500	500,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(d)(e)	0.15%	12/01/18	400	400,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	09/01/20	400	400,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	11/01/27	460	460,000
				2,310,000

Hawaii–1.70%
Maui (County of); Series 2012, Ref. Unlimited Tax GO Bonds	4.00%	06/01/15	2,250	2,271,642

Illinois–8.03%
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.12%	10/01/17	200	200,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.02%	06/01/40	2,600	2,600,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/29	420	420,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.12%	06/01/17	175	175,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.03%	01/01/37	3,500	3,500,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	02/01/21	180	180,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.02%	06/01/34	3,000	3,000,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris N.A.)(a)(b)(e)	0.14%	04/01/22	671	671,000
				10,746,000

Indiana–4.80%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	08/01/37	1,000	1,000,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.02%	06/01/40	2,600	2,600,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–BMO Harris, N.A.)(a)(b)(e)	0.14%	03/01/22	1,215	1,215,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–BMO Harris, N.A.)(a)(b)(e)	0.14%	11/01/18	1,430	1,430,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.12%	10/01/19	180	180,000
				6,425,000

Iowa–0.52%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(e)	0.15%	06/01/28	700	700,000

Kentucky–6.49%
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	06/01/37	3,725	3,725,000
Louisville & Jefferson (County of), Kentucky Metro Government; Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/15	610	618,458
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/32	3,145	3,145,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/38	$1,200	$1,200,000
				8,688,458

Maryland–4.32%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/32	650	650,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/28	550	550,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.01%	07/01/41	3,875	3,875,000
Prince George (County of); Series 2011 B, Ref. GO Bonds	5.00%	09/15/15	400	410,506
University System of Maryland; Series 2012 C, Auxiliary Facility and Tuition RB	5.00%	04/01/15	300	301,210
				5,786,716

Massachusetts–4.12%
Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(e)	0.20%	05/01/16	490	490,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(a)(b)	0.16%	03/01/39	5,025	5,025,000
				5,515,000

Michigan–5.02%
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	06/01/19	1,250	1,250,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	10/15/30	2,700	2,700,000
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	10/15/30	1,500	1,500,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	10/15/38	1,026	1,026,000
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC–FHLB of Indianapolis)(a)(b)(e)	0.18%	07/01/32	250	250,000
				6,726,000

Minnesota–0.90%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/37	810	810,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/35	250	250,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	140	143,399
				1,203,399

Missouri–8.10%
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.03%	08/01/38	2,495	2,495,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.11%	12/01/19	300	300,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	04/15/27	100	100,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.02%	11/15/43	3,000	3,000,000
St. Louis (City of) Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	12/01/40	1,000	1,000,000
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.02%	12/01/15	3,950	3,950,000
				10,845,000

Nevada–0.30%
Clark (County of); Series 2010 B, Sales and Excise Tax (Street and Highway) Ref. & Improvement RB	3.00%	07/01/15	400	403,830

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–0.53%
Santa Fe (City of), New Mexico Gross Receipts; Series 2010 A, Tax Ref. RB	5.00%	06/01/15	$700	$708,472

New York–2.84%
New York (State of) Housing Finance Agency, 600 West 42nd Street Housing; Series 2009 A, VRD RB (CEP–FNMA)(a)	0.03%	05/15/41	2,500	2,500,000
New York (State of) Housing Finance Agency, Manhattan West Residential Housing; Series 2014 A, VRD RB (LOC–Bank of China)(a)(b)(c)	0.10%	11/01/49	1,300	1,300,000
				3,800,000

North Carolina–3.73%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	0.13%	07/01/21	450	450,000
North Carolina (State of) Capital Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	06/01/18	780	780,000
North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	10/01/17	695	695,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	09/01/27	1,425	1,425,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(e)	0.08%	08/01/20	1,650	1,650,000
				5,000,000

Ohio–0.37%
Coshocton (County of) (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.02%	03/01/19	490	490,000

Oklahoma–0.15%
Oklahoma City (City of); Series 2012, Ref. Unlimited Tax GO Bonds	4.00%	03/01/15	200	200,000

Oregon–0.26%
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(e)	0.08%	07/01/27	355	355,000

Pennsylvania–7.51%
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(a)(b)	0.11%	11/01/30	760	760,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/25	1,000	1,000,000
Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	11/01/26	195	195,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.03%	07/01/38	5,800	5,801,176
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.10%	12/01/25	400	400,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.16%	04/01/17	150	150,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program); Series 2001 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.10%	08/01/26	100	100,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.10%	12/01/26	425	425,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.16%	12/01/26	575	575,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.10%	08/01/26	250	250,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.10%	11/01/18	400	400,000
				10,056,176

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–0.10%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.13%	07/01/17	$140	$140,000

Texas–6.90%
Dallas (County of); Series 2006, Combination Tax and Parking Garage Certificates Ltd. Tax GO Bonds	5.00%	08/15/15	400	408,868
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/28	300	300,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.02%	11/15/50	2,450	2,450,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.01%	07/01/33	500	500,000
Texas (State of); Series 2014, Unlimited Tax GO Notes	1.50%	08/31/15	5,400	5,436,601
Texas Tech University System; Fourteenth Series 2012 A, Ref. & Improvement Financing System RB	3.00%	08/15/15	140	141,829
				9,237,298

Utah–2.28%
Ogden (City of) Redevelopment Agency; Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.22%	12/01/27	1,060	1,060,000
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.11%	08/01/28	375	375,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.03%	09/01/32	1,000	1,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.07%	04/01/42	450	450,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	5.00%	07/01/15	160	162,588
				3,047,588

Vermont–1.42%
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	12/01/31	1,900	1,900,000

Washington–3.32%
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.11%	11/01/32	750	750,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/20	600	600,000
				4,450,000

Wisconsin–8.72%
Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	0.12%	09/01/19	2,950	2,950,000
Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(a)	0.02%	12/02/41	3,190	3,190,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.06%	07/01/16	370	370,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	06/01/37	1,290	1,290,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	05/01/30	2,780	2,780,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.09%	07/01/35	1,100	1,100,000
				11,680,000
TOTAL INVESTMENTS(f)(g)–99.50% (Cost $133,218,888)				133,218,888
OTHER ASSETS LESS LIABILITIES–0.50%				669,194
NET ASSETS–100.00%				$133,888,082

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 12.3%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $5,795,000, which represented 4.33% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Wells Fargo Bank, N.A.	9.9%
JPMorgan Chase Bank, N.A.	9.3
U.S. Bancorp	9.1
Northern Trust Corporation	8.7
PNC Bank, N.A.	8.3
TD Bank, N.A.	8.1
Federal National Mortgage Association	7.5
Federal Home Loan Banks	6.6

Portfolio Composition by Maturity

In days, as of 02/28/15

1-7	88.9%
8-30	—
31-60	0.2
61-90	—
91-180	5.9
181+	5.0

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Assets:
Investments, at value and cost	$8,443,417,743	$1,071,518,245	$133,218,888
Repurchase agreements, at value and cost	1,862,302,487	542,991,380	—
Total investments, at value and cost	10,305,720,230	1,614,509,625	133,218,888
Cash	5,613	—	1,919,684
Receivable for:
Investments sold	200,000	—	684,052
Fund shares sold	27,862	23,651	2,069
Interest	1,487,764	66,973	132,529
Fund expenses absorbed	1,056	18,178	3,581
Investment for trustee deferred compensation and retirement plans	—	2,714	—
Total assets	10,307,442,525	1,614,621,141	135,960,803

Liabilities:
Payable for:
Investments purchased	—	—	1,900,024
Fund shares reacquired	30,470	19,266	171,839
Amount due custodian	—	31,322	—
Dividends	204,092	11,911	858
Trustee deferred compensation and retirement plans	—	2,714	—
Total liabilities	234,562	65,213	2,072,721
Net assets applicable to shares outstanding	$10,307,207,963	$1,614,555,928	$133,888,082

Net assets consist of:
Shares of beneficial interest	$10,307,124,225	$1,614,457,873	$133,890,311
Undistributed net investment income	120,451	93,278	28,522
Undistributed net realized gain (loss)	(36,713)	4,777	(30,751)
	$10,307,207,963	$1,614,555,928	$133,888,082

Net Assets:
Investor Class	$52,889,599	$18,408,451	$8,573,482
Institutional Class	$10,254,318,364	$1,596,147,477	$125,314,600

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	52,889,173	18,407,617	8,573,501
Institutional Class	10,254,237,587	1,596,078,657	125,314,874
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2015

(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Investment income:
Interest	$9,398,164	$716,064	$53,283

Expenses:
Advisory fees	11,592,214	2,056,680	162,363
Less: Fees waived and expenses reimbursed	(3,248,325)	(1,421,148)	(115,458)
Net expenses	8,343,889	635,532	46,905
Net investment income	1,054,275	80,532	6,378
Net realized gain from Investment securities	26,661	300	—
Net increase in net assets resulting from operations	$1,080,936	$80,832	$6,378

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	Premier Portfolio		Premier U.S. Government Money Portfolio		Premier Tax-Exempt Portfolio
	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014	February 28, 2015	August 31, 2014
Operations:
Net investment income	$1,054,275	$2,170,790	$80,532	$202,213	$6,378	$32,279
Net realized gain	26,661	26,062	300	420	—	—
Net increase in net assets resulting from operations	1,080,936	2,196,852	80,832	202,633	6,378	32,279

Distributions to shareholders from net investment income:
Investor Class	(6,178)	(13,745)	(865)	(2,701)	(440)	(1,801)
Institutional Class	(1,044,841)	(2,156,740)	(80,027)	(199,158)	(5,938)	(30,478)
Total distributions from net investment income	(1,051,019)	(2,170,485)	(80,892)	(201,859)	(6,378)	(32,279)

Share transactions–net:
Investor Class	(5,371,262)	(2,721,436)	(1,679,369)	(3,176,754)	(1,584,641)	860,662
Institutional Class	929,919,883	(725,423,786)	215,616,224	(35,822,221)	5,430,546	(38,787,103)
Net increase (decrease) in net assets resulting from share transactions	924,548,621	(728,145,222)	213,936,855	(38,998,975)	3,845,905	(37,926,441)
Net increase (decrease) in net assets	924,578,538	(728,118,855)	213,936,795	(38,998,201)	3,845,905	(37,926,441)

Net assets:
Beginning of year	9,382,629,425	10,110,748,280	1,400,619,133	1,439,617,334	130,042,177	167,968,618
End of year *	$10,307,207,963	$9,382,629,425	$1,614,555,928	$1,400,619,133	$133,888,082	$130,042,177
* Includes accumulated undistributed net investment income	$120,451	$117,195	$93,278	$93,638	$28,522	$28,522

Notes to Financial Statements

February 28, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and the maintenance of liquidity.

Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

For the six months ended February 28, 2015, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$3,245,820
Premier U.S. Government Money Portfolio	575,870
Premier Tax-Exempt Portfolio	—

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2015 are shown below:

	Investor Class	Institutional Class
Premier Portfolio	$15	$2,490
Premier U.S. Government Money Portfolio	10,654	834,624
Premier Tax-Exempt Portfolio	8,218	107,240

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively. Invesco and IDI do not charge the Funds any fees under these agreements.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

25                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

As of February 28, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2015, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Premier Portfolio	$43,725,499	$1,175,027	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	75,976,707	60,561,844	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2014 which expires as follows:

	Short-Term
Fund	08/31/19	Not Subject to Expiration	Total*
Premier Portfolio	$—	$63,374	$63,374
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	27,083	3,668	30,751

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

26                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Premier Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Investor Class	13,910,137	$13,910,137	28,097,935	$28,097,935
Institutional Class	17,075,810,424	17,075,810,424	32,661,374,718	32,661,374,718

Issued as reinvestment of dividends:
Investor Class	6,145	6,145	13,612	13,612
Institutional Class	253,202	253,202	713,838	713,838

Reacquired:
Investor Class	(19,287,544)	(19,287,544)	(30,832,983)	(30,832,983)
Institutional Class	(16,146,143,743)	(16,146,143,743)	(33,387,512,342)	(33,387,512,342)
Net increase (decrease) in share activity	924,548,621	$924,548,621	(728,145,222)	$(728,145,222)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 53% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

Premier U.S. Government Money Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Investor Class	14,477,735	$14,477,735	6,443,901	$6,443,901
Institutional Class	5,202,897,320	5,202,897,320	7,597,696,411	7,597,696,411

Issued as reinvestment of dividends:
Investor Class	861	861	2,687	2,687
Institutional Class	33,111	33,111	79,484	79,484

Reacquired:
Investor Class	(16,157,965)	(16,157,965)	(9,623,342)	(9,623,342)
Institutional Class	(4,987,314,207)	(4,987,314,207)	(7,633,598,116)	(7,633,598,116)
Net increase (decrease) in share activity	213,936,855	$213,936,855	(38,998,975)	$(38,998,975)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 80% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information—(continued)

Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Investor Class	1,070,074	$1,070,074	5,051,069	$5,051,069
Institutional Class	108,920,760	108,920,760	275,888,102	275,888,102

Issued as reinvestment of dividends:
Investor Class	444	444	1,794	1,794
Institutional Class	4,607	4,607	23,612	23,612

Reacquired:
Investor Class	(2,655,159)	(2,655,159)	(4,192,201)	(4,192,201)
Institutional Class	(103,494,821)	(103,494,821)	(314,698,817)	(314,698,817)
Net increase (decrease) in share activity	3,845,905	$3,845,905	(37,926,441)	$(37,926,441)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Premier Portfolio
Six months ended 02/28/15	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.01%	$10,254,318	0.18	%(c)	0.25	%(c)	0.02	%(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	9,324,369	0.18		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	10,049,766	0.18		0.25		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	7,665,881	0.18		0.25		0.11
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	4,829,849	0.20		0.25		0.08
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	3,844,870	0.22		0.25		0.11
Premier U.S. Government Money Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.00	1,596,147	0.08	(c)	0.25	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	1,380,531	0.07		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,146,352	0.12		0.25		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,509,474	0.11		0.25		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,323,445	0.16		0.25		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.05	1,186,446	0.21		0.25		0.05
Premier Tax-Exempt Portfolio
Six months ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.00	125,315	0.07	(c)	0.25	(c)	0.01	(c)
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	119,884	0.10		0.25		0.01
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	158,671	0.17		0.25		0.04
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	219,811	0.22		0.25		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	329,114	0.24		0.25		0.08
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.15	568,666	0.25		0.25		0.15

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $9,294,498, $1,638,070 and $132,886 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

29                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
Premier Portfolio	$1,000.00	$1,000.10	$0.89	$1,023.90	$0.90	0.18%
Premier U.S. Government Money Portfolio	1,000.00	1,000.00	0.40	1,024.40	0.40	0.08
Premier Tax-Exempt Portfolio	1,000.00	1,000.00	0.35	1,024.45	0.35	0.07

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2014, through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

30                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862                        CM-I-TST-SAR-2        Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of February 12, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2015, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	May 8, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	May 8, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	May 8, 2015

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.